Remeasurement Items affecting operating profit - Assumptions (Details)	12 Months Ended
	Jun. 30, 2025 R / $ $ / T $ / bbl $ / gal	Jun. 30, 2024 R / $ $ / kJ $ / gal $ / T $ / bbl	Jun. 30, 2023 R / $ $ / gal $ / T $ / kJ $ / bbl
Impairment assumptions
Period over which management has projected cash flows	5 years
Crude oil price (Brent) | $ / bbl	72.16	83.06	88.02
Ethane price | $ / gal	0.334	0.3955	0.4233
Ethylene price | $ / T	747	745	773
Linear low density polyethylene (LLDPE) price | $ / T	1,039	1,091	1,247
Polyvinyl Chloride (PVC) price | $ / T	878	980	1,031
Oil Product Differentials | $ / bbl	11.44	10.86	12.08
Refining margin | $ / bbl	7.54	8.11	12.34
Exchange rate | R / $	18.31	17.64	17.4
Period for calculation of assumptions used for impairment calculations	5 years	5 years	5 years
Term of average of median debt-to-equity ratios of peer group for WACC calculation	5 years
South Africa
Impairment assumptions
Southern African gas purchase price (real) | $ / kJ		0.00001051	0.00001093
Growth rate - Producer Price Index	5.50%	5.50%	5.50%
Weighted average cost of capital	14.50%	15.00%	15.20%
United States
Impairment assumptions
Growth rate - Producer Price Index	2.00%	2.00%	2.00%
Weighted average cost of capital	9.10%	9.40%	9.07%
Europe
Impairment assumptions
Growth rate - Producer Price Index	2.00%	2.00%	2.00%
Europe | Minimum
Impairment assumptions
Weighted average cost of capital	7.60%	9.40%	9.07%
Europe | Maximum
Impairment assumptions
Weighted average cost of capital	10.00%	10.50%	10.68%
Mozambique
Impairment assumptions
Growth rate - Producer Price Index	2.00%	2.00%	2.00%
Weighted average cost of capital	18.40%	16.80%